Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:- SUBSEQUENT EVENTS:

1.	On February 20, 2025, the Company announced the passing of the Company’s Chairman, Ziv Dekel, after a long illness. The Company appointed its director Osnat Gur as Chairman of the Company and elected Avi Dadon as a new Board member.

2.	During January 2025, 85,000 warrants and 46,000 options have been exercised at a total amount of $356.